Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$144,129,682.96	0.4546678	$125,512,028.30	0.3959370	$18,617,654.67
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$330,979,682.96	0.3444655	$312,362,028.30	0.3250893	$18,617,654.67

Weighted Avg. Coupon (WAC)	5.26%		5.27%
Weighted Avg. Remaining Maturity (WARM)	35.18		34.33
Pool Receivables Balance	$401,659,997.55		$378,667,436.23
Remaining Number of Receivables	41,629		39,841

Adjusted Pool Balance	$394,695,422.91		$372,128,568.77

III. COLLECTIONS

Principal:
Principal Collections	$22,177,611.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$552,467.67
Total Principal Collections	$22,730,078.70

Interest:
Interest Collections	$1,804,618.81
Late Fees & Other Charges	$41,392.42
Interest on Repurchase Principal	$-
Total Interest Collections	$1,846,011.23

Collection Account Interest	$2,919.28
Reserve Account Interest	$744.61
Servicer Advances	$-

Total Collections	$24,579,753.82

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections						$24,579,753.82
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$24,579,753.82
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$334,716.66		$334,716.66		$334,716.66
Collection Account Interest						$2,919.28
Late Fees & Other Charges						$41,392.42
Total due to Servicer						$379,028.36

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$180,162.10		$180,162.10
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$561,647.52		$561,647.52		$561,647.52

Available Funds Remaining:						$23,639,077.94

3. Principal Distribution Amount:						$18,617,654.67

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,617,654.67
Class A-4 Notes				$-
Class A Notes Total:		18,617,654.67		$18,617,654.67
Total Noteholders Principal				$18,617,654.67

4. Required Deposit to Reserve Account						0.00

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						5,021,423.27

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$6,964,574.64
Beginning Period Amount						$6,964,574.64
Current Period Amortization						$425,707.18
Ending Period Required Amount						$6,538,867.46
Ending Period Amount						$6,538,867.46
Next Distribution Date Required Amount						$6,132,678.41

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$5,355,959.06
Beginning Period Amount						$5,355,959.06
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$5,355,959.06
Ending Period Amount						$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target		17.50%
Overcollateralization Floor		1.25%
				Beginning	Ending	Target
Overcollateralization Amount				$63,715,739.95	$ 59,766,540.47	$59,766,540.47
Overcollateralization as a % of Adjusted Pool				16.14%	16.06%	16.06%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.30%	39,165	97.88%	$370,653,855.31
30 - 60 Days	1.31%	520	1.60%	$6,070,744.71
61 - 90 Days	0.32%	127	0.42%	$1,595,583.56
91 + Days	0.07%	29	0.09%	$347,252.65
		39,841		$378,667,436.23
Total
Delinquent Receivables 61 + days past due	0.39%	156	0.51%	$1,942,836.21
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	160	0.52%	$2,069,758.51
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	134	0.42%	$1,793,947.67
Three-Month Average Delinquency Ratio	0.36%		0.48%

Repossession in Current Period		48		$620,373.83
Repossession Inventory		61		$488,723.81

Charge-Offs
Gross Principal of Charge-Off for Current Period				$814,950.29
Recoveries				$(552,467.67)
Net Charge-offs for Current Period				$262,482.62

Beginning Pool Balance for Current Period				$401,659,997.55

Net Loss Ratio				0.78%
Net Loss Ratio for 1st Preceding Collection Period				0.55%
Net Loss Ratio for 2nd Preceding Collection Period				0.90%
Three-Month Average Net Loss Ratio for Current Period				0.74%

Cumulative Net Losses for All Periods				$9,711,093.26
Cumulative Net Losses as a % of Initial Pool Balance				0.88%

Principal Balance of Extensions				$1,741,980.62
Number of Extensions				129

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